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SUPPLEMENT DATED JULY 7, 2017, TO THE WADDELL & REED ADVISORS RETIREMENT
BUILDER II VARIABLE ANNUITIES PROSPECTUS DATED MAY 1, 2017.

Effective July 21, 2017, the CustomChoice II Allocation Option is included as a Contract Value Allocation Plan in the prospectus for the above listed Contract. The CustomChoice II Allocation Option is only available to owners who apply for the optional MyPath Core Flex (single and joint) or MyPath Value (single and joint) guaranteed lifetime withdrawal benefit rider on or after July 21, 2017. The CustomChoice II Allocation Option is not available with other riders under the Contract.

On July 21, 2017, the CustomChoice II Allocation Option will replace the CustomChoice Allocation Option as an allocation option for the MyPath Core Flex or MyPath Value rider applied for on or after that date. The CustomChoice Allocation Option will remain available as an Investment Option for (1) owners who applied for the MyPath Core Flex or MyPath Value riders under the Contract before July 21, 2017, and (2) for other riders under the Contract, as described in the prospectus listed above.

The specific changes to the prospectus are described below and on the following pages.

  . The following description of the CustomChoice II Allocation Option is added to page 21 of the above listed prospectus:

CUSTOMCHOICE II ALLOCATION OPTION

In conjunction with the MyPath Core Flex and MyPath Value rider applied for on or after July 21, 2017, you have the option of participating in the CustomChoice II Allocation Option. This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. IN PROVIDING THIS ALLOCATION OPTION, MINNESOTA LIFE IS NOT PROVIDING INVESTMENT ADVICE OR MANAGING THE ALLOCATIONS UNDER YOUR CONTRACT. THIS IS NOT AN INVESTMENT ADVISORY ACCOUNT. IF YOU PARTICIPATE IN THIS OPTION YOU HAVE SOLE AUTHORITY TO MAKE INVESTMENT ALLOCATION DECISIONS WITHIN THE DEFINED LIMITATIONS. If you choose to participate in this option, you must allocate 100% of your Contract Value within the limitations set forth below.

You may transfer your Contract Value among the Fund options within a group or among Funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers between Funds within the CustomChoice II Allocation Option will be validated against the limitations based on Contract Values as of the Valuation Date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.

If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email.

In selecting an allocation option, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. ASSET ALLOCATION DOES NOT ENSURE A PROFIT OR PROTECT AGAINST A LOSS IN A DECLINING MARKET.

To participate in the CustomChoice II Allocation Option you must allocate 100% of your Contract Value to Groups A, B, C, D, and E, according to the following limitations:

    Group A -- a minimum of 30% and a maximum of 70% of your total allocation, but no more than 30% of your total allocation may be allocated to any single Fund in Group A.

Please retain this supplement for future reference.
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F89334 07-2017

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    Group B -- minimum of 30% and a maximum of 70% of your total allocation.

    Group C -- maximum of 40% of your total allocation.

    Group D -- maximum of 15% of your total allocation and maximum of 10% per Fund.

    Group E -- maximum of 5% of your total allocation.

Please note -- the above percentage limitations require that you allocate a minimum of 30% of your Contract Value to Group A and a minimum of 30% of your Contract Value to Group B. You are not required to allocate anything to Groups C, D, or E.

GROUP A (30% - 70% - NO MORE THAN 30% IN ANY SINGLE FUND)

             -----------------------------------------------------
             IVY VARIABLE INSURANCE       .  Ivy VIP Limited-Term
             PORTFOLIOS                      Bond
               .  Ivy VIP Bond
               .  Ivy VIP Government
                  Money Market
             -----------------------------------------------------

GROUP B (30% - 70%)

             -----------------------------------------------------
             IVY VARIABLE INSURANCE       .  Ivy VIP Pathfinder
             PORTFOLIOS                      Moderately
               .  Ivy VIP Balanced           Aggressive --
               .  Ivy VIP Pathfinder         Managed Volatility
                  Conservative            .  Ivy VIP Pathfinder
               .  Ivy VIP Pathfinder         Moderately
                  Moderate                   Conservative
               .  Ivy VIP Pathfinder      .  Ivy VIP Pathfinder
                  Moderate -- Managed        Moderately
                  Volatility                 Conservative --
               .  Ivy VIP Pathfinder         Managed Volatility
                  Moderately Aggressive
             -----------------------------------------------------

GROUP C (UP TO 40%)

             -----------------------------------------------------
             IVY VARIABLE INSURANCE       .  Ivy VIP Growth
             PORTFOLIOS                   .  Ivy VIP Pathfinder
               .  Ivy VIP Asset              Aggressive
                  Strategy                .  Ivy VIP Value
               .  Ivy VIP Core Equity
               .  Ivy VIP Dividend
                  Opportunities
             -----------------------------------------------------

GROUP D (UP TO 15% - MAX OF 10% PER FUND)

             -----------------------------------------------------
             IVY VARIABLE INSURANCE       .  Ivy VIP Mid Cap
             PORTFOLIOS                      Growth
               .  Ivy VIP Global Bond     .  Ivy VIP Small Cap
               .  Ivy VIP Global Growth      Core
               .  Ivy VIP                 .  Ivy VIP Small Cap
                  International Core         Growth
                  Equity
             -----------------------------------------------------

GROUP E (UP TO 5%)

             -----------------------------------------------------
             IVY VARIABLE INSURANCE       .  Ivy VIP Micro Cap
             PORTFOLIOS                      Growth
               .  Ivy VIP Advantus        .  Ivy VIP Natural
                  Real Estate                Resources
                  Securities              .  Ivy VIP Science and
               .  Ivy VIP Energy             Technology
               .  Ivy VIP High Income
             -----------------------------------------------------

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REBALANCING

If you elect to use the CustomChoice II Allocation Option, your Contract Value will automatically be rebalanced each quarter. When we rebalance your Contract Value we will transfer amounts between Sub-Accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the Contract Date. If the Contract Date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. REBALANCING DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

POSSIBLE CHANGES

We reserve the right to add, remove, or change the groups, the Funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a Purchase Payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the Purchase Payment, reallocation request or transfer request. We are currently waiving this requirement with respect to additional Purchase Payments to the Contract. If an Owner makes an allocation change request to a group or Fund that is no longer available, the Owner will be obligated to provide a new allocation instruction to a group or Fund available at the time of the request. Until your next Purchase Payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.

TERMINATION

To terminate participation in the CustomChoice II Allocation Option you must allocate your entire Contract Value to another allocation plan approved for use with the rider you have elected.

  . The following subsection c) is added after the CustomChoice Allocation Option subsections on pages 61 and 95 of the prospectus:

C) THE CUSTOMCHOICE II ALLOCATION OPTION: This allocation plan is available for a MyPath Core Flex or MyPath Value rider applied for on or after July 21, 2017, and requires that you allocate Purchase Payments or your Contract Value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice II Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice II allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice II Allocation Option are previously described in detail in this Prospectus in the section entitled "Description of the Contract -- CustomChoice II Allocation Option."

  . All general references in the prospectus indicating that CustomChoice Allocation Option is an allocation option for the MyPath Core Flex or MyPath Value riders are revised to indicate the CustomChoice Allocation Option is available for riders applied for before July 21, 2017, and that CustomChoice II Allocation Option is replacing the CustomChoice Allocation Option for the MyPath Core Flex and MyPath Value riders applied for on or after July 21, 2017.

Please contact your financial representative with any question or call us at
(800) 362-3141.

   PLEASE READ THIS SUPPLEMENT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

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